UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    November 11, 2010

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40
Form 13F Information Table Value (x $1000) Total:  $1604867


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       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
AMGEN INC                    COM              031162100     4133   75000 SH       SOLE                   75000        0
BANK OF AMERICA CORPORATION  CALL             060505904     1965  150000 SH       SOLE                  150000        0
CBS CORP NEW                 CL B             124857202    55669 3510000 SH       SOLE                 3510000        0        0
COCA COLA CO                 COM              191216100    60246 1029500 SH       SOLE                 1029500        0        0
COCA COLA ENTERPRISES INC    COM              191219104   113587 3664100 SH       SOLE                 3664100        0
COVANTA HLDG CORP            COM              22282E102    56607 3594100 SH       SOLE                 3594100        0        0
EBAY INC                     COM              278642103     2440  100000 SH       SOLE                  100000        0
FIDELITY NATL INFORMATION SV COM              31620M106    54562 2011132 SH       SOLE                 2011132        0        0
FISERV INC                   COM              337738108   102570 1905797 SH       SOLE                 1905797        0        0
FORD MTR CO DEL              PUT              345370950     2448  200000 SH       SOLE                  200000        0
GAP INC DEL                  COM              364760108     1118   60000 SH       SOLE                   60000        0
GOLDMAN SACHS GROUP INC      COM              38141G104     1446   10000 SH       SOLE                   10000        0
GOOGLE INC                   CL A             38259P508    52515   99878 SH       SOLE                   99878        0        0
ISHARES TR                   PUT              464287954    52779 1178900 SH       SOLE                 1178900        0
JPMORGAN CHASE & CO          COM              46625H100    20080  527600 SH       SOLE                  527600        0        0
KRAFT FOODS INC              CALL             50075N904     1990   64500 SH       SOLE                   64500        0
LABORATORY CORP AMER HLDGS   COM NEW          50540R409    63697  812150 SH       SOLE                  812150        0        0
LIVE NATION ENTERTAINMENT IN COM              538034109    21174 2143100 SH       SOLE                 2143100        0        0
LORILLARD INC                PUT              544147951     9541  118800 SH       SOLE                  118800        0
MASTERCARD INC               CL A             57636Q104    31145  139040 SH       SOLE                  139040        0        0
MCDONALDS CORP               COM              580135101    25289  339400 SH       SOLE                  339400        0        0
MORGAN STANLEY               CALL             617446908     4936  200000 SH       SOLE                  200000        0
PALL CORP                    COM              696429307     4164  100000 SH       SOLE                  100000        0
PHILIP MORRIS INTL INC       COM              718172109    85871 1532860 SH       SOLE                 1532860        0        0
SPDR S&P 500 ETF TR          PUT              78462F953   114130 1000000 SH       SOLE                 1000000        0
SCHEIN HENRY INC             COM              806407102    85113 1452940 SH       SOLE                 1452940        0        0
SELECT SECTOR SPDR TR        SBI INT-ENERG    81369Y506    31954  570000 SH       SOLE                  570000        0        0
SHERWIN WILLIAMS CO          COM              824348106    80640 1073200 SH       SOLE                 1073200        0        0
THERMO FISHER SCIENTIFIC INC COM              883556102    78475 1639000 SH       SOLE                 1639000        0        0
TRANSDIGM GROUP INC          COM              893641100    29517  475700 SH       SOLE                  475700        0
US BANCORP DEL               COM NEW          902973304    13365  618200 SH       SOLE                  618200        0        0
UNION PAC CORP               COM              907818108    84813 1036830 SH       SOLE                 1036830        0        0
UNITEDHEALTH GROUP INC       CALL             91324P902     5267  150000 SH       SOLE                  150000        0
VISA INC                     COM CL A         92826C839    19227  258920 SH       SOLE                  258920        0
WELLPOINT INC                COM              94973V107    71429 1261100 SH       SOLE                 1261100        0        0
WELLPOINT INC                CALL             94973V907    32330  570800 SH       SOLE                  570800        0
WELLS FARGO & CO NEW         COM              949746101    18912  753000 SH       SOLE                  753000        0        0
YAHOO INC                    CALL             984332906     2126  150000 SH       SOLE                  150000        0
ACCENTURE PLC IRELAND        SHS CLASS A      G1151C101    76363 1797200 SH       SOLE                 1797200        0
RENAISSANCERE HOLDINGS LTD   COM              G7496G103    31233  520900 SH       SOLE                  520900        0        0
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